Rule 497(e)
                                                       Registration No. 33-84842



                             The Bear Stearns Funds

                            Large Cap Value Portfolio
                            Small Cap Value Portfolio
                           Total Return Bond Portfolio

                           Class A and Class C Shares

                        Supplement Dated January 16, 1997
                      to the Prospectus Dated June 20, 1996


The following information supersedes any contrary information contained in the prospectus in the section entitled "Management of the Fund."

Effective January 16, 1997, all investment decisions, with respect to the Large Cap Value Portfolio and the Small Cap Value Portfolio, will be made by a portfolio committee. No individual person is primarily responsible for making recommendations to the portfolio committee.

Kramer, Levin, Naftalis & Frankel serves as counsel to the Fund.


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                                                                     Rule 497(e)
                                                       Registration No. 33-84842

                             The Bear Stearns Funds

                            Large Cap Value Portfolio
                            Small Cap Value Portfolio
                           Total Return Bond Portfolio
                                 Class Y Shares

                        Supplement Dated January 16, 1997
                      to the Prospectus Dated June 20, 1996

The following information supersedes any contrary information contained in the prospectus in the section entitled "Management of the Fund."

Effective January 16, 1997, all investment decisions, with respect to the Large Cap Value Portfolio and the Small Cap Value Portfolio, will be made by a portfolio committee. No person is primarily responsible for making recommendations to the portfolio committee.

Kramer, Levin, Naftalis & Frankel serves as counsel to the Fund.